STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH SMALL CAPITALIZATION EQUITY FUND

                          Financial Statements for the
                         Six Months Ended March 31, 1999
                                   (Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH SMALL CAPITALIZATION EQUITY FUND

                              Financial Statements
                                Table of Contents

                                                                          Page

            Statements of Assets and Liabilities...........................2

            Statements of Operations.......................................3

            Statements of Changes in Net Assets............................4

            Financial Highlights...........................................5

            Notes to Financial Statements..................................6

            Schedule of Investments........................................8

            Statement of Assets and Liabilities (Portfolio)...............12

            Statement of Operations (Portfolio)...........................13

            Statement of Changes in Net Assets (Portfolio)................14

            Supplemental Data (Portfolio).................................15

            Notes to Financial Statements.................................16

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Small Capitalization Equity Portfolio ("Portfolio"),
     at value (Note 1A)                                                                                $ 192,366,876
   Receivable for Fund shares sold                                                                            22,362
                                                                                                       -------------
       Total assets                                                                                      192,389,238

Liabilities
   Payable for Fund shares redeemed                                                  $     4,000
   Accrued accounting, custody and transfer agent fees                                     4,108
   Payable to Investment Adviser (Note 3)                                                  2,116
   Accrued trustees' fees and expenses (Note 3)                                              994
   Accrued expenses and other liabilities                                                  3,968
                                                                                     -----------

       Total liabilities                                                                                      15,186
                                                                                                       -------------
Net Assets                                                                                             $ 192,374,052
                                                                                                       =============
Net Assets consist of:
   Paid-in capital                                                                                     $ 160,723,998
   Accumulated net realized gain                                                                           2,562,144
   Accumulated net investment loss                                                                          (426,284)
   Net unrealized appreciation                                                                            29,514,194
                                                                                                       -------------
Total Net Assets                                                                                       $ 192,374,052
                                                                                                       =============

Shares of beneficial interest outstanding                                                                  3,794,251
                                                                                                       =============

Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                     $       50.70
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                         $     132,329
   Dividend income allocated from Portfolio                                                                48,785
   Expenses allocated from Portfolio                                                                     (607,398)
                                                                                                    -------------
       Net investment income allocated from Portfolio                                                    (426,284)

Expenses
   Accounting, custody and transfer agent fees                               $    16,552
   Registration fees                                                               8,352
   Legal and audit services                                                        7,226
   Trustees' fees and expenses (Note 3)                                            1,010
   Insurance expense                                                                 548
   Miscellaneous                                                                   9,057
                                                                             -----------
       Total expenses                                                             42,745

Deduct:
   Reimbursement of Fund operating expenses                                      (42,745)

       Net expenses                                                                                             0
                                                                                                    -------------
          Net investment loss                                                                            (426,284)
                                                                                                    -------------
Realized and Unrealized Gain (Loss)

   Net realized gain allocated from Portfolio on:
       Investment securities transactions                                      2,905,894
       Financial futures contracts                                                 6,674
                                                                             -----------
          Net realized gain                                                                             2,912,568

   Change in unrealized appreciation (depreciation) allocated from
     Portfolio on:
       Investment securities                                                  45,380,883
       Financial futures contracts                                               163,480
                                                                             -----------

          Change in net unrealized appreciation (depreciation)                                         45,544,363
                                                                                                    -------------

       Net realized and unrealized gain                                                                48,456,931
                                                                                                    -------------

Net Increase in Net Assets from Operations                                                          $  48,030,647
                                                                                                    =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     Six Months          Year Ended
                                                                                   Ended March 31,      September 30,
                                                                                  1999 (Unaudited)          1998
                                                                                  -----------------    --------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment loss                                                              $   (426,284)      $  (1,259,982)
   Net realized gain                                                                   2,912,568          25,168,219
   Change in net unrealized appreciation (depreciation)                               45,544,363         (84,429,754)
                                                                                    ------------       -------------
      Net increase (decrease) in Net Assets from Investment Operations                48,030,647         (60,521,517)
                                                                                    ------------       -------------

Distributions to Shareholders (Note 2)
   From net realized gain                                                            (15,623,361)        (32,065,343)
                                                                                    ------------       -------------
      Total distributions to shareholders                                            (15,623,361)        (32,065,343)
                                                                                    ------------       -------------

Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                   17,856,466          28,517,984
   Value of shares issued to shareholders
       in payment of distributions declared                                           14,776,461          29,237,802
   Cost of shares redeemed                                                           (19,666,325)        (92,536,928)
                                                                                    ------------       -------------
      Increase (decrease) in Net Assets from Fund
      share transactions                                                              12,966,602         (34,781,142)
                                                                                    ------------       -------------

Total Increase (Decrease) in Net Assets                                               45,373,888        (127,368,002)

Net Assets
   At beginning of period                                                            147,000,164         274,368,166
                                                                                    ------------       -------------

   At end of period (including accumulated net investment loss of $426,284 and
      $0, respectively)                                                             $192,374,052       $ 147,000,164
                                                                                    ============       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                    Six Months
                                       Ended            Year Ended
                                     March 31,         September 30,                   Year Ended December 31,
                                       1999        ---------------------     -----------------------------------------
                                    (Unaudited)     1998(1)    1997(1)(2)      1996        1995       1994      1993
                                     --------      --------    --------      --------    --------   --------   -------
Net Asset Value, Beginning of
Period                               $  41.74      $  66.50    $  52.96      $  53.46    $  42.15   $  48.97   $ 39.83
                                     --------      --------    --------      --------    --------   --------   -------
Investment Operations:
   Net investment loss **               (0.11)        (0.31)      (0.23)           --          --         --     (0.07)
   Net realized and unrealized
      gain (loss) on investments        13.84        (16.57)      14.80          9.29       12.57      (1.84)    11.31
                                     --------      --------    --------      --------    --------   --------   -------
Total from Investment Operations        13.73        (16.88)      14.57          9.29       12.57      (1.84)    11.24
                                     --------      --------    --------      --------    --------   --------   -------
Less distributions declared to
shareholders
   From net realized gain on
      investments                       (4.77)        (7.88)      (1.03)        (9.79)      (1.26)     (4.98)    (2.10)
                                     --------      --------    --------      --------    --------   --------   -------
Total distributions                     (4.77)        (7.88)      (1.03)        (9.79)      (1.26)     (4.98)    (2.10)
                                     --------      --------    --------      --------    --------   --------   -------
Net Asset Value, End of Period       $  50.70      $  41.74    $  66.50      $  52.96    $  53.46   $  42.15   $ 48.97
                                     ========      ========    ========      ========    ========   ========   =======

Total Return                            34.31%       (27.20)%     27.92%        17.36%      29.83%     (3.66)%   28.21%
Ratios/Supplemental Data:
   Expenses (to average daily net
      assets) ** (3)                     0.74%+        0.74%       0.74%+        0.75%       0.75%      0.79%     0.88%
   Net investment loss (to average
      daily net assets) **              (0.52)%+      (0.57)%     (0.57)%+      (0.44)%     (0.30)%    (0.27)%   (0.18)%

   Portfolio turnover (4)                  --            --          --            28%        103%        95%      118%
   Net assets, end of period
      (000's omitted)                $192,374      $147,000    $274,368      $244,131    $180,470   $107,591   $85,141

----------
      **For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been undertaken, the investment income per share and the ratios would have been:

   Net investment income (loss)
      per share                      $  (0.13)     $  (0.34)   $  (0.23)     $  (0.01)         --         --        --

   Ratios (to average daily net
     assets):
   Expenses (3)                          0.80%+        0.78%       0.74%+        0.76%         --         --        --
   Net investment loss                  (0.58)%+      (0.61)%     (0.57)%+      (0.45)%        --         --        --

+   Computed on an annualized basis.

(1) Calculated based on average shares outstanding.

(2) For the nine months ended September 30, 1997.

(3) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for periods after May 3, 1996.

(4) Portfolio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest in the Standish Small Capitalization Equity Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, dividend income was recorded on the ex-dividend date and realized gains and losses from securities sold were recorded on the identified cost basis.

      C. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all of the investors in the Portfolio.

(2)   Distributions to Shareholders:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions. Permanent book and tax basis differences

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and accumulated net realized gains (losses).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six months ended March 31, 1999, SA&W voluntarily agreed to limit the aggregate annual operating expenses of the Fund and its pro-rata share of expenses allocated from the Portfolio (excluding commissions, taxes and extraordinary expenses) to 0.74% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for operating expenses in the amount of $42,745 for the six months ended March 31, 1999. The Trust pays no compensation directly to its trustees who are affiliated with the SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1999 aggregated $17,828,009 and $20,531,236, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  Six Months Ended          Year Ended
                                                                   March 31, 1999       September 30, 1998
                                                                ---------------------  ---------------------
      Shares sold........................................              379,918                584,804
      Shares issued to shareholders in payment of
        distributions declared...........................              322,771                592,338
      Shares redeemed....................................             (430,439)            (1,780,964)
                                                                ---------------------  ---------------------
      Net increase (decrease)............................              272,250              (603,822)
                                                                =====================  =====================

      At March 31, 1999, the Fund had one shareholder of record owning approximately 14% of the Fund's outstanding shares.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
EQUITIES -- 95.2%

Capital Goods -- 6.8%
Aviation Sales Co.*                                                                    42,300        $     1,882,350
Eagle USA Airfreight, Inc.*                                                           168,100              5,463,249
Kellstrom Industries, Inc.*                                                           100,800              1,600,200
Kroll-Ogara Co.*                                                                       94,700              2,568,738
Waste Connections, Inc.*                                                               61,300              1,463,538
                                                                                                     ---------------
                                                                                                          12,978,075
                                                                                                     ---------------

Consumer Stable -- 1.4%
United Natural Foods, Inc.*                                                           118,800              2,776,950
                                                                                                     ---------------

Early Cyclical -- 3.3%
Atlantic Coast Airlines, Inc.*                                                         95,100              2,674,688
Excelsior-Henderson Motorcycle*                                                       211,500              1,639,125
Midwest Express Holdings*                                                              67,500              1,982,813
                                                                                                     ---------------
                                                                                                           6,296,626
                                                                                                     ---------------

Energy -- 1.4%
Cal Dive International, Inc.*                                                          83,800              1,749,325
Core Laboratories Inc.*                                                                54,100                950,131
                                                                                                     ---------------
                                                                                                           2,699,456
                                                                                                     ---------------

Financial -- 4.8%
FPIC Insurance Group, Inc.*                                                            88,000              3,651,999
Indigo Aviation ADR*                                                                  123,800                897,550
Net.B@nk, Inc.*                                                                        38,300              2,604,400
Realty Information Group, Inc.*                                                        71,200              2,082,600
                                                                                                     ---------------
                                                                                                           9,236,549
                                                                                                     ---------------

Growth Cyclical -- 5.9%
Cinar Corp.*                                                                          103,300              2,375,900
Hibbet Sporting Goods, Inc.*                                                          121,200              2,530,050
Stein Mart, Inc.*                                                                     142,200              1,422,000
Steiner Leisure Ltd.*                                                                  71,775              2,207,081
Tweeter Home Entertainment*                                                            40,000              1,290,000
Wet Seal, Inc., Class A*                                                               40,000              1,475,000
                                                                                                     ---------------
                                                                                                          11,300,031
                                                                                                     ---------------

Health Care -- 11.5%
Brookdale Living Communities, Inc.*                                                    95,600              1,649,100
Chirex, Inc.*                                                                         105,000              2,572,500
Closure Medical Corp.*                                                                 58,100              2,207,800
Coulter Pharmaceutical, Inc.*                                                          66,400              1,444,200

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Cytyc Corp.*                                                                          105,900        $     1,469,363
Emisphere Technologies, Inc.*                                                         120,500              1,084,500
Impath, Inc.*                                                                          54,100              1,325,450
Inhale Therapeutic Systems*                                                            52,800              1,432,200
Leukosite, Inc.*                                                                      146,400              1,207,800
Ligand Pharmaceuticals, Class B*                                                      153,300              1,255,144
Novoste Corp.*                                                                         88,200              2,116,800
Parexel International Corp.*                                                          104,900              2,170,119
Pharmaceutical Product Development*                                                    33,200              1,114,275
Vical, Inc.*                                                                          103,900              1,064,975
                                                                                                     ---------------
                                                                                                          22,114,226
                                                                                                     ---------------

Services -- 28.5%
24/7 Media, Inc.*                                                                      44,900              2,289,900
Abacus Direct Corp.*                                                                   39,700              3,255,399
AboveNet Communications, Inc*                                                          29,900              3,913,162
Access Worldwide Communications, Inc.*                                                113,300                878,075
Charles River Associates, Inc.*                                                        63,800              1,539,175
CN Maximus, Inc.*                                                                      99,600              2,900,850
Concentric Network Corp.*                                                              46,400              3,468,399
Corporate Executive Board Co.*                                                         70,400              1,856,800
Diamond Tech Partners, Inc.*                                                           45,700              1,053,956
Education Management*                                                                  89,300              2,745,975
Emmis Broadcasting Corp., Class A*                                                     39,700              1,985,000
F.Y.I., Inc.*                                                                          73,200              2,342,400
First Consulting Group, Inc.*                                                         219,900              2,446,388
Getty Images, Inc.*                                                                    97,800              2,053,800
Gray Communications Systems, Class B                                                  101,050              1,351,544
Meta Group, Inc.                                                                       53,400                821,025
Metro Networks, Inc.*                                                                  83,900              4,614,499
NCO Group, Inc.*                                                                       43,900              1,624,300
On Assignment, Inc.*                                                                   56,100              1,437,563
Paxson Communications Corp.*                                                          145,900              1,249,269
Pinnacle Holdings, Inc.*                                                              123,900              1,873,988
Scandinavian Broadcast Systems*                                                       182,200              5,853,174
Strayer Education Inc.                                                                 51,000              1,887,000
Valley Media, Inc.*                                                                    40,500                921,375
Wilmar Industries, Inc.*                                                               36,200                536,213
                                                                                                     ---------------
                                                                                                          54,899,229
                                                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Technology -- 31.6%
Applied Micro Circuits Corp.*                                                          84,400        $     3,608,099
ATMI, Inc.*                                                                           156,000              3,120,000
C-Net, Inc.*                                                                           32,300              2,975,638
Cree Research, Inc.*                                                                   57,400              2,694,213
Digital River, Inc.*                                                                   60,400              2,416,000
Infospace.com, Inc.*                                                                   40,700              3,604,493
Intervu, Inc.*                                                                         51,500              2,285,313
Landmark Systems Corp.*                                                               127,300              1,153,656
Lecroy Corp.*                                                                         114,900              1,780,950
MarketWatch.com, Inc.*                                                                 13,300                982,538
Mercury Interactive Corp.*                                                             65,600              2,337,000
Micrel, Inc.*                                                                          62,800              3,143,925
Onemain.com Inc.*                                                                      67,000              2,428,750
Pervasive Software, Inc.*                                                             160,800              2,874,300
Photronics, Inc.*                                                                     161,300              3,004,213
Preview Travel, Inc.*                                                                 122,300              2,323,700
Qlogic Corp.*                                                                          48,400              3,248,849
SBS Technologies, Inc.*                                                                70,000              1,260,000
Security First Technologies*                                                           24,500              1,800,750
Semtech Corp.*                                                                         68,900              2,196,188
TheGlobe.com, Inc.*                                                                    27,900              1,454,288
TSI International Software Ltd.*                                                       34,400              1,679,150
Unitrode Corp.*                                                                       161,600              2,292,700
USWeb Corp.*                                                                           51,750              2,134,688
Veeco Intruments Inc.*                                                                 37,900              1,399,931
VerticalNet, Inc.*                                                                     25,300              2,628,038
                                                                                                     ---------------
                                                                                                          60,827,370
                                                                                                     ---------------

TOTAL EQUITIES (COST $153,565,620)                                                                       183,128,512
                                                                                                     ---------------

                                                                                            Par          Value
Security                                                  Rate            Maturity         Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%

U.S. Government Agency -- 0.2%
FHLMC Discount Note+                                      0.000%          06/24/1999       300,000           296,640

                                                                                                     ---------------
Total U.S. Government Agency (Cost $296,640)                                                                 296,640
                                                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                                                (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 1.8%
Prudential-Bache Repurchase Agreement, dated 3/31/99, due 4/1/99, with a maturity value of $3,541,573 and an effective yield of 4.15%, collateralized by a U.S. Government Agency Obligation with a rate of 5.941%, a maturity date of 3/01/21
and a market value of $3,612,002.                                                                    $     3,541,165
                                                                                                     ---------------
Total Repurchase Agreements (Cost $3,541,165)                                                              3,541,165
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,837,805)                                                             3,837,805
                                                                                                     ---------------

TOTAL INVESTMENTS -- 97.2% (COST $157,403,425)                                                       $   186,966,317

Other Assets, Less Liabilities -- 2.8%                                                                     5,423,653
                                                                                                     ---------------

NET ASSETS -- 100%                                                                                   $   192,389,970
                                                                                                     ===============

Notes to the Schedule of Investments:

FHLMC - Federal Home Loan Mortgage Corporation

* Non-income producing security.

+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $157,403,425)                                     $ 186,966,317
   Receivable for investments sold                                                                         6,987,123
   Interest and dividends receivable                                                                           2,570
   Receivable from Investment Adviser (Note 2)                                                                 1,840
   Receivable for daily variation margin on open financial futures contracts
     (Note 5)                                                                                                 15,750
   Deferred organization costs (Note 1E)                                                                      31,213
   Prepaid expenses                                                                                            1,287
                                                                                                       -------------
       Total assets                                                                                      194,006,100

Liabilities
   Payable for investments purchased                                                 $ 1,571,477
   Accrued accounting and custody fees                                                    19,346
   Accrued trustees' fees and expenses (Note 2)                                            3,809
   Due to custodian                                                                          603
   Accrued expenses and other liabilities                                                 20,895
                                                                                     -----------

       Total liabilities                                                                                   1,616,130
                                                                                                       -------------

Net Assets (applicable to investors' beneficial interests)                                             $ 192,389,970
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                    $     138,210
   Dividend income                                                                                           51,061
                                                                                                      -------------
       Total income                                                                                         189,271

Expenses
   Investment advisory fee (Note 2)                                              $   514,335
   Accounting and custody fees                                                        74,606
   Legal and audit services                                                           24,068
   Trustees fees and expenses (Note 2)                                                 8,871
   Amortization of organization expense (Note 1E)                                      7,447
   Insurance expense                                                                   4,362
   Registration fees                                                                   3,990
   Miscellaneous                                                                       1,594
                                                                                 -----------
       Total expenses                                                                639,273

Deduct:
   Waiver of investment advisory fee (Note 2)                                         (6,921)
                                                                                 -----------

       Net expenses                                                                                         632,352
                                                                                                      -------------

          Net investment loss                                                                              (443,081)
                                                                                                      -------------

Realized and Unrealized Gain (Loss)
   Net realized gain
       Investment security transactions                                            2,904,719
       Financial futures contracts                                                     8,916
                                                                                 -----------
          Net realized gain                                                                               2,913,635

   Change in unrealized appreciation (depreciation)
       Investment securities                                                      47,116,289
       Financial futures contracts                                                   171,670
                                                                                 -----------
          Change in net unrealized appreciation (depreciation)                                           47,287,959
                                                                                                      -------------

       Net realized and unrealized gain                                                                  50,201,594
                                                                                                      -------------

Net Increase in Net Assets from Operations                                                            $  49,758,513
                                                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                March 31, 1999                  Year Ended
                                                                  (Unaudited)               September 30, 1998
                                                              --------------------        -----------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment loss                                          $   (443,081)                 $  (1,283,618)
   Net realized gain                                               2,913,635                     24,075,476
   Change in net unrealized appreciation
      (depreciation)                                              47,287,959                    (86,183,360)
                                                                ------------                  -------------
      Net increase (decrease) in Net Assets
      from Investment Operations                                  49,758,513                    (63,391,502)
                                                                ------------                  -------------

Capital Transactions
   Contributions                                                  18,270,662                     39,862,755
   Withdrawals                                                   (29,436,019)                   (96,838,761)
                                                                ------------                  -------------
      Decrease in Net Assets resulting from
      capital transactions                                       (11,165,357)                   (56,976,006)
                                                                ------------                  -------------

Total Increase (Decrease) in Net Assets                           38,593,156                   (120,367,508)

Net Assets:
   At beginning of period                                        153,796,814                    274,164,322
                                                                ------------                  -------------

   At end of period                                             $192,389,970                  $ 153,796,814
                                                                ============                  =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                                Supplemental Data
--------------------------------------------------------------------------------

                                                                                                     For the period
                                                                                    Nine Months        May 3, 1996
                                         Six Months Ended       Year Ended             Ended        (commencement of
                                          March 31, 1999       September 30,       September 30,     operations) to
                                           (Unaudited)             1998                 1997        December 31, 1996
                                       --------------------- ------------------   ---------------- --------------------
Ratios:
   Expenses (to average daily net
      assets)                                     0.74%+              0.74%              0.71%+              0.73%+
   Net investment loss (to average
      daily net assets)                          (0.52)%+            (0.57)%            (0.54)%+            (0.43)%+
Portfolio Turnover                                  76%                107%                70%                 76%
Net assets, end of period (000's
   omitted)                                   $192,390            $153,797           $274,164            $246,652

-----------------------------------------------------------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
      Expenses                                    0.75%+                --                 --                  --
      Net investment loss                        (0.53)%+               --                 --                  --

+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Deferred organizational expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Portfolio's average daily net assets. SA&W has voluntarily agreed to limit the total Portfolio's operating expenses (excluding brokerage commissions, taxes, and extraordinary expenses) to 0.74% of the Portfolio's average daily net assets for the six months ended March 31, 1999. Pursuant to this agreement SA&W voluntarily did not impose $6,921 of its investment advisory fee. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                           Six Months Ended
                                                            March 31, 1999
                                                 --------------------------------------

                                                     Purchases             Sales
                                                 ------------------  ------------------
      U.S. Government Securities...............  $               --  $               --
                                                 ==================  ==================
      Investments (non-U.S. Government
      Securities)..............................  $      129,537,519  $      141,839,806
                                                 ==================  ==================

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost........................................................    $     157,481,625
                                                                                =================
      Gross unrealized appreciation.........................................    $      40,826,252
      Gross unrealized depreciation.........................................    $     (11,263,360)
                                                                                -----------------
      Net unrealized appreciation...........................................    $      29,562,892
                                                                                =================

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options again to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the schedule of investments. This amount reflects each contracts' exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions during the six months ended March 31, 1999.

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. The Portfolio had the following open financial futures contracts at March 31, 1999:

                                                                              Underlying
                                                                            Face Amount at       Unrealized
                     Contract               Position      Expiration Date        value          Depreciation
           -----------------------------------------------------------------------------------------------------
           Mid Cap 400 (30 contracts)         Long            06/18/99        $ 5,524,500        $ (58,700)
                                                                                                 ==========

      At March 31, 1999, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.